Derivatives (Derivatives Associated with Fixed Income Trading Activities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 1,714,443,000	$ 1,754,939,000
Assets	64,640,000	76,614,000
Liabilities	1,943,000	3,681,000
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,714,443,000	1,754,939,000
Assets	1,943,000	3,681,000
Liabilities	64,640,000	76,614,000
Put Option [Member] | LongMember
Derivative Instruments, Gain (Loss) [Line Items]
Notional	5,000,000	15,000,000
Assets	27,000	12,000
Liabilities	0	0
Forwards And Futures Purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,957,524,000	884,439,000
Assets	2,212,000	1,383,000
Liabilities	1,634,000	459,000
Forwards And Futures Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	2,168,609,000	1,175,667,000
Assets	2,149,000	962,000
Liabilities	$ 1,893,000	$ 1,576,000